SUBSEQUENT EVENTS (Details) - Subsequent event - USD ($)	Mar. 06, 2023	Feb. 08, 2023	Jan. 05, 2023
Third-month extension to the Termination Date
SUBSEQUENT EVENTS
Amount deposited per each public share outstanding			$ 0.045
Aggregate amount deposited			$ 122,920
Fourth-month extension to the Termination Date
SUBSEQUENT EVENTS
Amount deposited per each public share outstanding		$ 0.045
Aggregate amount deposited		$ 122,920
Fifth-month extension to the Termination Date
SUBSEQUENT EVENTS
Amount deposited per each public share outstanding	$ 0.045
Aggregate amount deposited	$ 122,920